CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.
                            11825 N. PENNSYLVANIA ST.
                                CARMEL, IN 46032

EDGAR FILING
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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                             Re: Conseco StockCar Stocks Mutual Fund, Inc. --Advisor and Direct Shares
                                    1933 Act File No. 333-53683
                                    1940 Act File No. 811-8791

February 5, 2001


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective No. 6 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on January 29, 2001.

Please contact me at (317) 817-6422 should you have any questions regarding this filing.

Sincerely,

William P. Kovacs
Vice President and Secretary